Share Capital	12 Months Ended
Dec. 31, 2025
Share Capital [Abstract]
Share capital
14.	Share capital

	Ordinary shares – Class A	Ordinary shares – Class B	Total
	Number of shares*	Number of shares*	Number of Shares*	HK$	US$
Balance as at January 1, 2024	131,250	25,000	156,250	9,750	1,253
Issuance of Class A ordinary shares for debt conversion	7,473	—	7,473	466	60
Issuance of Class A ordinary shares for initial public offering, net of related expenses	17,834	—	17,834	1,113	143
Underwriters’ exercise of over-allotment option	1,247	—	1,247	78	10
Issuance of Class A ordinary shares for commitment fee	799	—	799	50	6
Balance as December 31, 2024	158,603	25,000	183,603	11,457	1,472
Issuance of Class A ordinary shares for conversion of promissory notes	21,486	—	21,486	1,341	172
Issuance of Class A ordinary shares pursuant to the SEPA	38,727	—	38,727	2,416	311
Issuance of Class A ordinary shares for advisory fee	625	—	625	39	5
Issuance of Class A ordinary shares under private placement	20,000	—	20,000	1,248	160
Conversion of Class B to Class A ordinary shares	25,000	(25,000)	—	—	—
Rounding effect upon reverse share split	550	—	550	—	—
Balance as December 31, 2025	264,991	—	264,991	16,501	2,120

*	All shares and per share amount used herein and in the accompanying financial statements have been retroactively stated to reflect the effect of the reverse share split effected on October 6, 2025 and April 17, 2026

The Company was incorporated in the British Virgin Islands on January 8, 2019, with an authorized share capital of US$625 divided into 625 ordinary shares of US$1.00 each.

On February 5, 2024, the Company’s shareholder approved an amendment to change the authorized share capital from US$625 divided into 625 ordinary shares of US$1.00 par value each to US$625 divided into 6,250,000 ordinary shares of US$0.0001 par value each. Following such subdivision, the shareholder surrendered 6,093,750 ordinary shares to the Company for no consideration so that the shareholder held 156,250 ordinary shares in total.

Following the subdivision and surrender of shares, the Company re-designated and re-classified its authorized share capital into 1,225,000 Class A ordinary shares and 25,000 Class B ordinary shares, each with a par value of US$0.0001 per share.

The 156,250 issued ordinary shares were re-designated and re-classified into 131,250 Class A ordinary shares and 25,000 Class B ordinary shares.

Debt Conversion

On September 4, 2024, the Company issued 7,473 Class A ordinary shares to Bliss On upon automatic conversion of a promissory note.

Initial Public Offering

On September 5, 2024, the Company completed the initial public offering and a total of 17,834 Class A ordinary shares were issued (Note 1).

On October 2, 2024, the representative of the underwriters partially exercised the over-allotment option to purchase an additional 1,247 Class A ordinary shares of the Company (Note 1).

Standby Equity Purchase Agreement

In accordance with the SEPA, the Company issued 799 Class A ordinary shares to the Investor on December 23, 2024 (Note 1 and Note 12).

In January 2025, the Company issued 21,486 Class A ordinary shares upon conversion of the promissory notes and 38,727 Class A ordinary shares upon drawdown on the SEPA.

In April 2025, the Company issued 625 Class A ordinary shares for advisory fees.

In August 2025, the Company issued 20,000 Class A ordinary shares in a private placement and granted 60,000 common warrants each exercisable for one Class A Ordinary Share (the “Warrant Shares”), for aggregate gross proceeds of approximately US$403,200, before deducting other offering expenses in connection thereto. The Common Warrants carry an exercise price of US$0.0001 per Warrant Share, are immediately exercisable, and will remain valid for a period of 3 years from the date of issuance.

On September 25, 2025, the Company announced a 1-for-8 reverse share split, which became effective on October 6, 2025. Following the reverse share split, the authorized share capital was changed to 1,225,000 Class A ordinary shares and 25,000 Class B ordinary shares, each with a par value of US$0.008.

On October 10, 2025, Bliss On Limited converted its 25,000 Class B ordinary shares to 25,000 Class A ordinary shares.

Holders of Class A ordinary shares and Class B ordinary shares vote together as one class on all matters submitted to a vote by shareholders, except that each Class A ordinary share is entitled to one vote and each Class B ordinary share is entitled to twenty votes per share.